Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FAIR VALUE OF FINANCIAL INSTRUMENTS [ABSTRACT]
Cash and cash equivalents - Book Value	$ 24,047	$ 17,360	$ 26,750	$ 99,495
Cash and cash equivalents - Fair Value	24,047	17,360
Restricted cash - Book Value	5,886	7,728
Restricted cash - Fair Value	5,886	7,728
Loans receivable from affiliates - Book Value	11,706	2,422
Loans receivable from affiliates - Fair Value	11,706	2,422
Amounts due to related parties, long-term - Book Value	0	11,105
Amounts due to related parties, long term - Fair Value	0	11,105
Amounts due from related parties, long-term - Book Value	34,891	0
Amounts due from related parties, long-term - Fair Value	34,891	0
Amounts due from related parties, short-term - Book Value	10,545	19,639
Amounts due from related parties, short-term - Fair Value	10,545	19,639
Term Loan B facility, net - Book Value	(425,144)	(382,653)
Term Loan B facility, net - Fair Value	(441,471)	(360,700)
Other long-term debt, net - Book Value	(68,319)	(141,124)
Other long-term debt, net - Fair Value	(69,161)	(141,805)
Notes receivable - Book Value	15,897	6,112
Notes receivable - Fair Value	15,897	6,112
Note receivable from affiliates - Book Value	4,253	0
Note receivable from affiliates - Fair Value	$ 4,253	$ 0